Institutional Shares [Member] Investment Objectives and Goals - Institutional - Western Asset Institutional Government Reserves	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Institutional Government Reserves
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.